LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 10.38%
321 Henderson Receivables I LLC
Series 2006-1A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	03/15/2041	0.35%	$416,214	$409,475
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	0.35%	496,242	490,494
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	0.50%	93,342	91,263
American Express Credit Account Master Trust, 2019-1 A	10/15/2024	2.87%	2,390,000	2,482,012
American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	750,601	810,599
AMSR Trust, 2020-SFR1 A (a)	04/17/2037	1.82%	499,521	509,381
Avid Automobile Receivables Trust, 2018-1 A (a)	08/15/2023	2.84%	116,625	116,802
California Republic Auto Receivables Trust, 2018-1 A3	08/15/2022	3.14%	300,935	302,353
Carmax Auto Owner Trust
Series 2019-1 A3	03/15/2024	3.05%	2,450,000	2,514,480
Series 2020-1 A3	12/16/2024	1.89%	4,150,000	4,259,991
Chase Issuance Trust, 2020-A1 A1	01/15/2025	1.53%	3,850,000	3,960,163
Citibank Credit Card Issuance Trust, 2018-A3 A3	05/23/2025	3.29%	3,500,000	3,767,830
Conn's Receivables Funding LLC, 2018-A A (a)	07/17/2023	3.25%	50,184	50,196
Corevest American Finance Trust, 2020-1 A1 (a)	03/17/2050	1.83%	494,757	500,266
DB Master Finance LLC, 2019-1A A2I (a)	05/20/2049	3.79%	1,994,850	2,056,072
Diamond Resorts Owner Trust, 2018-1 A (a)	01/21/2031	3.70%	1,390,260	1,442,563
Discover Card Execution Note Trust, 2018-A2 A2 (1 Month LIBOR USD + 0.330%) (c)	08/15/2025	0.48%	2,775,000	2,780,266
Domino's Pizza Master Issuer LLC, 2017-1A A2I (3 Month LIBOR USD + 1.250%) (a)(c)	07/25/2047	1.49%	1,064,888	1,065,250
Entergy New Orleans Storm Recovery Funding LLC, 2015-1 A	06/01/2027	2.67%	897,610	913,588
Ford Credit Auto Lease Trust, 2019-B A3	10/15/2022	2.22%	2,244,000	2,274,552
Ford Credit Auto Owner Trust
Series 2016-1 A (a)	08/15/2027	2.31%	2,350,000	2,366,691
Series 2018-2 A (a)	01/15/2030	3.47%	1,400,000	1,510,522
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 A2B (1 Month LIBOR USD + 1.050%) (c)	03/16/2023	1.20%	1,317,970	1,324,903
Series 2020-1 A3	09/16/2024	1.84%	1,680,000	1,720,848
Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	2,774,742	2,839,508
Honda Auto Receivables Owner Trust
Series 2019-1 A3	03/20/2023	2.83%	4,807,000	4,912,673
Series 2020-3 A3	10/18/2024	0.37%	6,550,000	6,548,446
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	1.00%	1,453,821	1,449,530
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	1.05%	2,429,015	2,424,451
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	1.15%	2,793,180	2,793,621
Series 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	1.25%	928,960	928,998
Series 2018-SFR4 D (1 Month LIBOR USD + 1.650%) (a)(c)	01/19/2038	1.80%	2,275,000	2,274,999
Morgan Stanley Capital I Trust, 2004-HE6 M1 (1 Month LIBOR USD + 0.825%) (c)	08/25/2034	0.97%	771,780	766,577
MVW Owner Trust
Series 2019-1A A (a)	11/20/2036	2.89%	1,437,374	1,477,872
Series 2019-2A A (a)	10/20/2038	2.22%	1,908,758	1,948,926
PFS Financing Corp., 2020-F A (a)	08/15/2024	0.93%	3,150,000	3,152,100
Progress Residential Trust
Series 2017-SFR1 A (a)	08/17/2034	2.77%	3,270,553	3,330,915
Series 2019-SFR4 B (a)	11/17/2036	2.94%	1,300,000	1,339,172
Sierra Receivables Funding LLC, 2018-3A A (a)	09/20/2035	3.69%	1,445,440	1,519,973
SoFi Professional Loan Program LLC
Series 2016-C A2B (a)	12/27/2032	2.36%	931,558	943,633
Series 2016-D A2B (a)	04/25/2033	2.34%	879,303	894,949
Series 2015-C A2 (a)	08/25/2033	2.51%	564,650	568,873
Series 2016-A A2 (a)	12/26/2036	2.76%	1,670,342	1,690,955
Starwood Waypoint Homes Trust, 2017-1 A (1 Month LIBOR USD + 0.950%) (a)(c)	01/22/2035	1.10%	1,546,127	1,544,350
Synchrony Card Issuance Trust, 2018-A1 A	09/15/2024	3.38%	2,935,000	3,019,019
TCF Auto Receivables Owner Trust, 2016-PT1A A (a)	06/15/2022	1.93%	109,264	109,382
Tesla Auto Lease Trust 2020-A, 2020-A (a)	05/20/2023	0.55%	3,000,000	3,004,618
Toyota Auto Receivables Owner Trust, 2020-B A2	12/15/2022	1.38%	5,730,000	5,766,347
Tricon American Homes Trust
Series 2016-SFR1 A (a)	11/17/2033	2.59%	329,766	331,052
Series 2017-SFR1 A (a)	09/19/2034	2.72%	2,800,577	2,850,228
Verizon Owner Trust
Series 2018-1A A1B (1 Month LIBOR USD + 0.260%) (a)(c)	09/20/2022	0.42%	2,028,450	2,029,039
Series 2018-A A1A	04/20/2023	3.23%	5,600,000	5,686,806
Series 2019-B A1A	12/20/2023	2.33%	2,597,000	2,659,195
Series 2019-C A1A	04/20/2024	1.94%	705,000	721,587
Series 2020-A A1A	07/20/2024	1.85%	6,765,000	6,938,415
TOTAL ASSET BACKED SECURITIES (Cost $112,174,789)				114,186,769

CORPORATE BONDS: 24.67%
Aerospace/Defense: 0.09%
L3Harris Technologies, Inc.	02/15/2021	4.95%	1,005,000	1,010,477

Agriculture: 0.29%
BAT Capital Corp.	08/15/2024	3.22%	625,000	668,698
BAT International Finance PLC (b)	03/25/2026	1.67%	2,485,000	2,493,449
				3,162,147
Auto Manufacturers: 0.61%
Cummins, Inc.	09/01/2025	0.75%	2,800,000	2,808,519
General Motors Financial Co., Inc.	06/20/2025	2.75%	3,845,000	3,933,889
				6,742,408
Banks: 11.06%
Banco Santander SA (b)	02/23/2023	3.13%	2,800,000	2,933,015
Banco Santander SA (b)	05/28/2025	2.75%	1,015,000	1,064,687
Bank of America Corp.	10/21/2022	2.50%	3,680,000	3,759,043
Bank of America Corp.	01/11/2023	3.30%	4,240,000	4,500,710
Bank of America Corp. (SOFR + 1.150%) (d)	06/19/2026	1.32%	6,095,000	6,140,928
Bank of Montreal (b)	03/26/2022	2.90%	1,770,000	1,836,366
Bank of New York Mellon Corp.	02/07/2022	2.60%	1,000,000	1,028,965
Bank of New York Mellon Corp.	10/24/2024	2.10%	1,200,000	1,269,943
BNP Paribas SA (3 Month LIBOR USD + 1.111%) (a)(b)(d)	11/19/2025	2.82%	3,640,000	3,835,902
Citigroup, Inc.	01/14/2022	4.50%	2,515,000	2,643,236
Citigroup, Inc. (SOFR + 0.867%) (d)	11/04/2022	2.31%	1,895,000	1,929,708
Citigroup, Inc. (3 Month LIBOR USD + 0.722%) (d)	01/24/2023	3.14%	5,735,000	5,917,602
Citigroup, Inc. (3 Month LIBOR USD + 1.023%) (d)	06/01/2024	4.04%	4,140,000	4,485,095
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	2,130,000	2,263,312
Credit Suisse AG (b)	05/05/2023	1.00%	2,610,000	2,637,355
Danske Bank A/S (1 Year CMT Rate + 1.730%) (a)(b)(d)	01/12/2023	5.00%	2,895,000	3,037,177
Fifth Third Bancorp	05/05/2023	1.63%	2,505,000	2,572,147
Goldman Sachs Group, Inc.	01/22/2023	3.63%	3,685,000	3,939,097
Goldman Sachs Group, Inc.	02/23/2023	3.20%	4,935,000	5,232,586
Goldman Sachs Group, Inc.	04/01/2025	3.50%	1,925,000	2,124,564
HSBC Bank Canada (a)(b)	09/10/2023	1.65%	2,000,000	2,046,950
HSBC Holdings PLC (SOFR + 1.929%) (b)(d)	06/04/2026	2.10%	2,100,000	2,125,119
Huntington National Bank	04/01/2022	3.13%	1,735,000	1,801,679
ING Groep NV (b)	04/09/2024	3.55%	3,095,000	3,370,627
JP Morgan Chase & Co.	09/23/2022	3.25%	1,565,000	1,654,173
JP Morgan Chase & Co.	01/25/2023	3.20%	8,345,000	8,870,552
Mitsubishi UFJ Financial Group, Inc. (1 Year CMT Rate + 0.680%) (b)(d)	09/15/2024	0.85%	3,025,000	3,026,888
Morgan Stanley	11/01/2022	4.88%	1,900,000	2,053,903
Morgan Stanley	01/23/2023	3.13%	7,925,000	8,378,865
National Bank of Canada (a)(b)	10/07/2022	2.15%	1,600,000	1,649,968
NatWest Markets PLC (a)(b)	05/21/2023	2.38%	3,345,000	3,443,911
Royal Bank of Canada (b)	11/01/2024	2.25%	1,855,000	1,966,273
Santander UK PLC (b)	01/13/2023	2.10%	2,255,000	2,327,104
State Street Corp. (SOFR + 2.690%) (a)(d)	03/30/2023	2.83%	2,010,000	2,079,789
Svenska Handelsbanken AB (a)(b)	06/30/2023	0.63%	1,860,000	1,866,411
Truist Financial Corp.	08/05/2025	1.20%	2,565,000	2,611,352
UBS AG/London (a)(b)	04/21/2022	1.75%	1,750,000	1,781,766
UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(d)	07/30/2024	1.01%	600,000	601,356
Wells Fargo & Co.	02/13/2023	3.45%	4,195,000	4,445,896
Wells Fargo & Co. (SOFR + 1.600%) (d)	06/02/2024	1.65%	2,375,000	2,419,291
				121,673,311
Biotechnology: 0.42%
Gilead Sciences, Inc.	09/29/2023	0.75%	1,650,000	1,653,465
Royalty Pharma PLC (a)(b)	09/02/2023	0.75%	2,975,000	2,969,537
				4,623,002
Building Materials: 0.25%
Carrier Global Corp. (a)	02/15/2025	2.24%	2,685,000	2,800,915

Chemicals: 0.27%
Air Products and Chemicals, Inc.	10/15/2025	1.50%	965,000	1,001,054
DuPont de Nemours, Inc.	11/15/2023	4.21%	1,765,000	1,938,071
				2,939,125
Computers: 0.11%
Apple, Inc.	05/03/2023	2.40%	1,175,000	1,237,130

Diversified Financial Services: 1.86%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (b)	02/01/2022	3.95%	2,490,000	2,520,937
Air Lease Corp.	07/03/2023	3.88%	2,150,000	2,240,471
American Express Co.	05/20/2022	2.75%	505,000	522,954
American Express Co.	07/30/2024	2.50%	2,000,000	2,128,658
Capital One Bank	02/15/2023	3.38%	1,700,000	1,797,878
CDP Financial, Inc. (a)(b)	03/07/2022	2.75%	2,190,000	2,265,486
Charles Schwab Corp.	01/25/2023	2.65%	1,905,000	1,997,365
GE Capital International Funding Co Unlimited Co. (b)	11/15/2025	3.37%	4,605,000	4,925,438
OMERS Finance Trust (a)(b)	05/02/2024	2.50%	1,930,000	2,064,742
				20,463,929
Electric: 0.46%
Eversource Energy	08/15/2025	0.80%	350,000	348,249
Exelon Generation Co. LLC	03/15/2022	3.40%	620,000	642,657
Exelon Generation Co. LLC	06/01/2025	3.25%	810,000	885,524
Nextera Energy Capital Holdings, Inc.	04/01/2022	2.90%	3,100,000	3,209,895
				5,086,325
Electronics: 0.13%
Roper Technologies, Inc.	12/15/2020	3.00%	1,395,000	1,399,212

Food: 0.15%
Mondelez International, Inc.	04/13/2023	2.13%	1,620,000	1,681,236

Healthcare - Services: 0.30%
Anthem, Inc.	01/15/2025	2.38%	2,165,000	2,302,418
UnitedHealth Group, Inc.	01/15/2026	1.25%	995,000	1,021,508
				3,323,926
Insurance: 1.51%
American International Group, Inc.	06/30/2025	2.50%	2,215,000	2,365,443
Aon Corp.	11/15/2022	2.20%	3,660,000	3,786,974
Berkshire Hathaway, Inc.	03/15/2021	2.20%	2,835,000	2,855,474
Equitable Financial Life Global (a)	07/07/2025	1.40%	2,435,000	2,485,880
Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	3,155,000	3,180,769
Voya Financial, Inc.	07/15/2024	3.13%	1,765,000	1,901,848
				16,576,388
Media: 0.77%
Comcast Corp.	04/15/2024	3.70%%	7,625,000	8,420,249

Miscellaneous Manufacturing: 0.15%
Parker-Hannifin Corp.	06/14/2024	2.70%	1,540,000	1,648,794

Oil & Gas: 0.77%
BP Capital Markets PLC (b)	03/11/2021	4.74%	1,000,000	1,019,500
Chevron Corp.	05/11/2023	1.14%	2,485,000	2,533,060
Diamondback Energy, Inc.	12/01/2024	2.88%	1,865,000	1,888,327
Equinor ASA (b)	01/22/2026	1.75%	810,000	840,304
Saudi Arabian Oil Co. (a)(b)	04/16/2022	2.75%	2,150,000	2,202,914
				8,484,105
Pharmaceuticals: 0.74%
AbbVie, Inc.	11/06/2022	2.90%	1,015,000	1,064,353
AbbVie, Inc. (a)	11/21/2022	2.30%	1,805,000	1,867,683
Bristol-Myers Squibb Co.	02/20/2023	3.25%	915,000	973,208
CVS HEALTH Corp.	08/12/2024	3.38%	3,880,000	4,221,517
				8,126,761
Pipelines: 0.76%
Energy Transfer Operating LP	05/15/2025	2.90%	790,000	794,269
Enterprise Products Operating LLC	02/15/2021	2.80%	2,265,000	2,285,386
MPLX LP	03/01/2026	1.75%	2,935,000	2,921,777
ONEOK, Inc.	09/01/2024	2.75%	775,000	793,741
TransCanada PipeLines Ltd. (b)	08/01/2022	2.50%	1,500,000	1,546,962
				8,342,135
Real Estate Invesmtment Trusts: 1.16%
Alexandria Real Estate Equities, Inc.	01/15/2024	4.00%	2,515,000	2,769,385
American Tower Corp.	09/15/2025	1.30%	4,860,000	4,911,743
Camden Property Trust	12/15/2022	2.95%	1,457,000	1,518,952
Crown Castle International Corp.	07/15/2025	1.35%	1,760,000	1,779,097
Highwoods Realty LP	06/15/2021	3.20%	474,000	480,197
Kilroy Realty LP	01/15/2023	3.80%	1,300,000	1,352,969
				12,812,343
Software: 0.52%
Adobe, Inc.	02/01/2023	1.70%	2,420,000	2,492,672
Fiserv, Inc.	07/01/2024	2.75%	3,060,000	3,268,930
				5,761,602
Telecommunications: 1.98%
AT&T, Inc.	05/15/2025	3.40%	8,510,000	9,416,316
T-Mobile USA, Inc. (a)	04/15/2025	3.50%	4,240,000	4,652,552
Verizon Communications, Inc.	09/15/2023	5.15%	2,895,000	3,280,651
Verizon Communications, Inc.	11/01/2024	3.50%	2,100,000	2,318,508
Vodafone Group PLC (b)	01/16/2024	3.75%	1,915,000	2,090,601
				21,758,628
Transportation: 0.31%
Burlington Northern Santa Fe LLC	09/01/2024	3.40%	1,580,000	1,735,628
CSX Corp.	11/01/2023	3.70%	1,575,000	1,708,780
				3,444,408
TOTAL CORPORATE BONDS (Cost $264,230,580)				271,518,556

MORTGAGE BACKED SECURITIES: 12.60%
Angel Oak Mortgage Trust, 2020-1 M1 (a)(d)	12/25/2059	3.16%	1,415,000	1,382,023
Barclays Commercial Mortgage Securities LLC, 2015-VFM A1 (a)	03/12/2036	2.47%	1,328,948	1,300,440
BX Commercial Mortgage Trust, 2019-XL A (1 Month LIBOR USD + 0.920%) (a)(c)	10/15/2036	1.07%	2,847,893	2,847,038
Citigroup Commercial Mortgage Trust, 2019-PRM B (a)	05/10/2035	3.64%	2,100,000	2,213,924
Comm Mortgage Trust
Series 2013-CR6 A4	03/10/2046	3.10%	615,000	637,827
Series 2013-CR10 A4 (d)	08/10/2046	4.21%	615,000	667,061
Series 2014-UBS2 AM	03/12/2047	4.20%	2,450,000	2,666,390
Series 2014-CCRE19	08/12/2047	3.80%	1,380,133	1,515,455
Series 2014-LC17 A5	10/11/2047	3.92%	724,000	794,155
Series 2014-CR21 A3	12/10/2047	3.53%	1,689,493	1,828,584
Series 2015-CR27 AM	10/13/2048	3.98%	2,000,000	2,218,904
Connecticut Avenue Securities Trust
Series 2020-R02 2M1 (1 Month LIBOR USD + 0.750%) (a)(c)	01/25/2040	0.90%	1,585,219	1,581,192
Series 2020-R01 1M1 (1 Month LIBOR USD + 0.800%) (a)(c)	01/25/2040	0.95%	1,252,669	1,247,470
Credit Suisse Mortgage Capital Certificates, 2019-ICE4 A (1 Month LIBOR USD + 0.980%) (a)(c)	05/15/2036	1.13%	3,500,000	3,495,789
Fannie Mae Aces
Series 2017-M12 A1	06/25/2027	2.75%	5,388,424	5,662,463
Series 2019-M6 A1	08/25/2028	3.30%	5,579,476	6,174,310
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M2 (1 Month LIBOR USD + 2.600%) (c)	05/28/2024	2.75%	1,554,573	1,360,695
Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	3.15%	1,659,106	1,449,741
Series 2017-C02 2ED4 (1 Month LIBOR USD + 0.850%) (c)	09/25/2029	1.00%	916,541	894,275
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	0.60%	1,738,000	1,693,358
FDIC Guaranteed Notes Trust, 2010-S4 A (1 Month LIBOR USD + 0.720%) (a)(c)	12/04/2020	0.88%	262,577	261,961
FHLMC Multifamily Structured Pass Through Certificates
Series K059 A1	09/25/2025	2.76%	1,838,062	1,959,765
Series KC06 A1	02/25/2026	2.17%	4,085,000	4,272,372
Flagstar Mortgage Trust, 2017-2 A5 (a)(d)	10/25/2047	3.50%	788,150	790,776
FNMA Multifamily Structured Pass Through Certificates, 2017-M7 A1	02/25/2027	2.60%	3,667,558	3,866,633
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA2 M1 (1 Month LIBOR USD + 1.200%) (c)	10/25/2029	1.35%	677,333	677,333
Series 2018-HRP2 M3 (1 Month LIBOR USD + 2.400%) (a)(c)	02/25/2047	2.55%	2,000,000	1,908,065
Series 2020-DNA1 M1 (1 Month LIBOR USD + 0.700%) (a)(c)	01/25/2050	0.85%	583,645	583,001
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	1,323,740	1,341,353
Series 2016-SB22 A7F (d)	09/25/2023	1.98%	3,540,820	3,629,573
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	3,058,210	3,123,576
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	3,585,813	3,756,872
Series 2019-SB69 A5F (d)	10/25/2024	2.25%	5,906,528	6,156,552
Series 2016-SB23 A10F (d)	09/25/2026	2.31%	2,219,491	2,325,958
GS Mortgage Securities Trust
Series 2017-SLP A (a)	10/12/2032	3.42%	3,000,000	3,060,259
Series 2019-600C A (a)	09/12/2034	2.94%	2,065,000	2,103,706
Series 2013-GC16 B (d)	11/10/2046	5.16%	206,000	217,197
Series 2015-GC28 A5	02/10/2048	3.40%	1,000,000	1,094,740
Series 2015-GC28 AS	02/12/2048	3.76%	1,985,000	2,158,998
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-BCON A (a)	01/07/2031	3.73%	3,630,000	3,783,334
Series 2010-C2 A3 (a)	11/15/2043	4.07%	1,954,351	1,952,657
Series 2013-C13 A4 (d)	01/18/2046	3.99%	513,180	551,070
Series 2014-C23 ASB	09/17/2047	3.66%	2,353,383	2,478,621
Series 2014-C22 AS	09/17/2047	4.11%	3,650,000	3,960,434
Series 2013-C10 AS	12/17/2047	3.37%	200,000	208,729
JP Morgan Mortgage Trust
Series 2016-1 A5 (a)(d)	05/25/2046	3.50%	264,131	265,692
Series 2017-2 A5 (a)(d)	05/25/2047	3.50%	660,841	669,605
Series 2018-1 A5 (a)(d)	06/25/2048	3.50%	852,300	857,498
Series 2018-5 A5 (a)(d)	10/25/2048	3.50%	982,945	995,085
Series 2018-8 A5 (a)(d)	01/25/2049	4.00%	267,806	268,858
Series 2018-9 A5 (a)(d)	02/25/2049	4.00%	289,978	290,135
Series 2019-2 A4 (a)(d)	08/25/2049	4.00%	40,980	40,961
KKR Industrial Portfolio Trust, 2020-AIP D (1 Month LIBOR USD + 2.030%) (a)(c)	03/16/2037	2.18%	1,421,436	1,414,306
Ladder Capital Commercial Mortgage Trust, 2013-GCP A1 (a)	02/15/2036	3.57%	2,491,017	2,646,391
Merit, 2020-HILL A (1 Month LIBOR USD + 1.150%) (a)(c)	08/17/2037	1.30%	6,300,000	6,303,939
Morgan Stanley Capital I Trust, 2017-CLS A (1 Month LIBOR USD + 0.700%) (a)(c)	11/15/2034	0.85%	2,785,000	2,776,122
Natixis Commercial Mortgage Securities Trust, 2018-285M A (a)(d)	11/15/2032	3.92%	1,000,000	1,032,351
NCUA Guaranteed Notes Trust, 2010-R1 1A (1 Month LIBOR USD + 0.450%) (c)	10/07/2020	0.60%	47,053	47,048
New Residential Mortgage Loan Trust
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	731,807	782,791
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	679,487	734,214
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	1,382,145	1,482,279
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	1,858,313	2,013,586
Series 2017-2A A3 (a)(d)	03/25/2057	4.00%	2,028,629	2,194,730
OBX Trust, 2018-1 A2 (1 Month LIBOR USD + 0.650%) (a)(c)	06/25/2057	0.80%	1,332,828	1,330,829
Sequoia Mortgage Trust
Series 2017-1 A4 (a)(d)	02/25/2047	3.50%	1,323,152	1,334,245
Series 2018-CH4 A10 (a)(d)	10/25/2048	4.50%	346,817	348,414
Series 2019-5 A4 (a)(d)	12/25/2049	3.50%	725,913	736,917
Series 2020-1 A4 (a)(d)	02/25/2050	3.50%	1,495,407	1,515,638
Series 2020-2 A4 (a)(d)	03/25/2050	3.50%	1,803,191	1,858,155
Shellpoint Co-Originator Trust, 2017-2 A4 (a)(d)	10/25/2047	3.50%	368,184	368,980
UBS Commercial Mortgage Trust, 2012-C1 A3	05/12/2045	3.40%	1,009,921	1,035,218
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B (a)(d)	03/12/2046	3.65%	265,000	268,372
Series 2013-C6 B (a)(d)	04/12/2046	3.88%	700,000	690,559
Verus Securitization Trust, 2018-3 A1 (a)(d)	10/25/2058	4.11%	694,878	711,935
Wells Fargo Commercial Mortgage Trust, 2012-LC5 AS	10/17/2045	3.54%	650,000	675,480
WFRBS Commercial Mortgage Trust
Series 2011-C3 A4 (a)	03/17/2044	4.38%	2,155,890	2,170,641
Series 2013-C13 AS	05/17/2045	3.35%	650,000	679,902
Series 2013-C14 A5	06/15/2046	3.34%	727,218	767,542
Series 2014-C24 A5	11/18/2047	3.61%	1,000,000	1,092,040
Series 2014-C22 AS (d)	09/17/2057	4.07%	350,000	379,437
TOTAL MORTGAGE BACKED SECURITIES (Cost $136,379,931)				138,634,524

MUNICIPAL BONDS: 1.81%
City of New York NY	08/01/2025	2.28%	4,180,000	4,400,620
Massachusetts Water Resources Authority	08/01/2025	2.08%	4,630,000	4,926,042
Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	1,350,000	1,377,095
Nebraska Public Power District	01/01/2024	2.22%	1,700,000	1,769,836
Pennsylvania State University	09/01/2023	1.35%	2,945,000	3,011,086
San Diego County Water Authority	05/01/2025	0.74%	920,000	919,540
State of Wisconsin	05/01/2026	2.10%	2,590,000	2,743,691
Water Works Board of the City of Birmingham	01/01/2024	2.20%	695,000	729,840
TOTAL MUNICIPAL BONDS (Cost $19,009,392)				19,877,750

U.S. GOVERNMENT AGENCY ISSUES: 9.88%
Federal Farm Credit Banks	11/27/2020	1.90%	3,000,000	3,008,222
Federal Farm Credit Banks	06/26/2023	1.77%	5,135,000	5,352,017
Federal Farm Credit Banks	07/17/2023	2.88%	10,985,000	11,796,173
Federal Home Loan Banks	06/10/2022	2.13%	14,115,000	14,584,189
Federal Home Loan Banks	06/10/2022	2.75%	6,015,000	6,279,919
Federal Home Loan Banks	06/09/2023	3.25%	15,200,000	16,422,873
Federal Home Loan Banks	09/08/2023	3.38%	9,000,000	9,823,465
Federal Home Loan Mortgage Corp.	07/08/2022	0.32%	6,730,000	6,730,666
Federal Home Loan Mortgage Corp.	07/20/2023	0.41%	6,725,000	6,730,518
Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	2,000,000	2,000,732
Federal National Mortgage Association	04/12/2022	2.25%	3,500,000	3,613,314
Federal National Mortgage Association	09/06/2022	1.38%	5,855,000	5,992,414
Federal National Mortgage Association	07/10/2023	0.25%	9,000,000	8,998,146
Federal National Mortgage Association	08/25/2025	0.38%	7,465,000	7,441,481
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $104,942,984)				108,774,129

U.S. GOVERNMENT NOTES: 27.82%
United States Treasury Note	03/31/2022	1.88%	9,560,000	9,809,829
United States Treasury Note	05/15/2022	1.75%	13,345,000	13,695,306
United States Treasury Note	07/15/2022	1.75%	14,000,000	14,406,875
United States Treasury Note	08/15/2022	1.50%	52,855,000	54,217,668
United States Treasury Note	09/15/2022	1.50%	6,785,000	6,967,082
United States Treasury Note	10/15/2022	1.38%	18,295,000	18,758,807
United States Treasury Note	10/31/2022	2.00%	13,245,000	13,759,796
United States Treasury Note	03/31/2023	1.50%	3,040,000	3,142,956
United States Treasury Note	09/30/2023	2.88%	32,200,000	34,809,961
United States Treasury Note	12/31/2023	2.63%	8,920,000	9,627,677
United States Treasury Note	01/31/2024	2.25%	11,500,000	12,292,871
United States Treasury Note	02/15/2024	2.75%	5,000,000	5,433,789
United States Treasury Note	02/29/2024	2.38%	2,265,000	2,434,256
United States Treasury Note	03/31/2024	2.13%	6,295,000	6,721,388
United States Treasury Note	04/30/2024	2.00%	11,530,000	12,275,847
United States Treasury Note	05/15/2024	2.50%	5,790,000	6,272,198
United States Treasury Note	06/30/2024	1.75%	1,885,000	1,994,566
United States Treasury Note	09/30/2024	1.50%	16,795,000	17,657,712
United States Treasury Note	11/15/2024	2.25%	12,000,000	12,996,562
United States Treasury Note	01/31/2025	1.38%	3,260,000	3,420,326
United States Treasury Note	02/15/2025	7.63%	1,500,000	1,983,398
United States Treasury Note	05/15/2025	2.13%	17,555,000	19,063,633
United States Treasury Note	05/31/2025	0.25%	12,575,000	12,576,474
United States Treasury Note	07/31/2025	0.25%	11,875,000	11,866,650
TOTAL U.S. GOVERNMENT NOTES (Cost $297,813,064)				306,185,627

SHORT TERM INVESTMENT: 2.86%
MONEY MARKET FUND: 2.86%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 0.02% (e)(f)			31,416,941	31,416,941
TOTAL MONEY MARKET FUND (Cost $31,416,941)				31,416,941
TOTAL SHORT TERM INVESTMENT (Cost $31,416,941)				31,416,941

TOTAL INVESTMENTS (Cost $965,967,681): 90.02%				990,594,296
Other Assets in Excess of Liabilities: 9.98% (g)				109,874,677
TOTAL NET ASSETS: 100.00%				$1,100,468,973

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2020, the value of these securities total $160,315,289 which represents 14.57% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2020.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2020.
(f)	A portion of this security is held by LCMFS Fund Limited and pledged as collateral for derivative contracts.
(g)	Includes assets pledged as collateral for derivative contracts.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Securied Overnight Financing Rate

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Forward Currency Contracts
September 30, 2020	(Unaudited)

					Currency to be Received		Currency to be Delivered
		Notional	Counterparty	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
		Amount	Abbreviation	Settlement Date	Abbreviation	September 30, 2020	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
		$90,339,699	DB	10/21/2020	AUD	$89,907,320	USD	$90,339,699	$–	$(432,379)
		62,256,423	BAML	12/18/2020	AUD	61,386,947	USD	62,256,423	–	(869,476)
		10,547,531	DB	10/21/2020	BRL	10,022,857	USD	10,547,531	–	(524,674)
		62,555,866	DB	10/21/2020	CAD	62,352,554	USD	62,555,866	–	(203,312)
		16,172,570	BAML	12/18/2020	CAD	16,033,502	USD	16,172,570	–	(139,068)
		97,326,905	DB	10/21/2020	CHF	96,558,979	USD	97,326,905	–	(767,926)
		73,184,328	BAML	12/18/2020	CHF	72,756,029	USD	73,184,328	–	(428,299)
		1,957,895	DB	10/21/2020	CLP	1,931,434	USD	1,957,895	–	(26,461)
		102,146	DB	11/18/2020	CLP	101,952	USD	102,146	–	(194)
		36,859,281	DB	10/21/2020	EUR	36,561,362	NOK	36,859,281	–	(297,919)
		609,677	DB	11/18/2020	EUR	610,303	NOK	609,677	626	–
		8,192,471	DB	10/21/2020	EUR	8,140,387	PLN	8,192,471	–	(52,084)
		35,174	DB	11/18/2020	EUR	35,210	PLN	35,174	36	–
		62,907,719	DB	10/21/2020	EUR	62,319,704	SEK	62,907,719	–	(588,015)
		106,982,043	DB	10/21/2020	EUR	106,317,674	USD	106,982,043	–	(664,369)
		126,686,189	BAML	12/18/2020	EUR	126,071,174	USD	126,686,189	–	(615,015)
		123,416,431	DB	10/21/2020	GBP	122,867,604	USD	123,416,431	–	(548,827)
		52,869,097	BAML	12/18/2020	GBP	52,594,251	USD	52,869,097	–	(274,846)
		13,663,544	DB	10/21/2020	ILS	13,620,242	USD	13,663,544	–	(43,302)
		9,316,755	DB	10/21/2020	INR	9,274,897	USD	9,316,755	–	(41,858)
		70,742,184	DB	10/21/2020	JPY	70,741,590	USD	70,742,184	–	(594)
		28,806,901	BAML	12/18/2020	JPY	28,669,732	USD	28,806,901	–	(137,169)
		2,732,889	DB	10/21/2020	KRW	2,751,576	USD	2,732,889	18,687	–
		21,596,745	DB	10/21/2020	MXN	21,324,999	USD	21,596,745	–	(271,746)
		21,477,821	BAML	12/18/2020	MXN	20,996,359	USD	21,477,821	–	(481,462)
		36,777,166	DB	10/21/2020	NOK	35,572,815	EUR	36,777,166	–	(1,204,351)
		7,540,737	DB	11/18/2020	NOK	7,639,403	EUR	7,540,737	98,666	–
		31,516,837	DB	10/21/2020	NOK	30,842,934	USD	31,516,837	–	(673,903)
		7,291,517	DB	11/18/2020	NOK	7,367,968	USD	7,291,517	76,451	–
		38,074,579	DB	10/21/2020	NZD	37,827,484	USD	38,074,579	–	(247,095)
		15,419,789	BAML	12/18/2020	NZD	15,284,634	USD	15,419,789	–	(135,155)
		8,170,563	DB	10/21/2020	PLN	8,047,422	EUR	8,170,563	–	(123,141)
		874,750	DB	11/18/2020	PLN	873,566	EUR	874,750	–	(1,184)
		21,308,507	DB	10/21/2020	PLN	20,953,625	USD	21,308,507	–	(354,882)
		41,179,680	DB	10/21/2020	RUB	39,755,568	USD	41,179,680	–	(1,424,112)
		4,479,700	DB	11/18/2020	RUB	4,488,374	USD	4,479,700	8,674	–
		47,594,385	DB	10/21/2020	SEK	47,061,894	EUR	47,594,385	–	(532,491)
		33,911,657	DB	10/21/2020	SEK	33,566,478	USD	33,911,657	–	(345,179)
		16,462,367	DB	10/21/2020	SGD	16,446,601	USD	16,462,367	–	(15,766)
		20,318,846	DB	10/21/2020	ZAR	20,484,167	USD	20,318,846	165,321	–
Total Purchase Contracts						1,420,161,571		1,432,259,364	368,461	(12,466,254)

Sale Contracts:
		$83,582,696	DB	10/21/2020	USD	$82,744,530	AUD	$83,582,696	$838,166	$–
		26,991,116	BAML	12/18/2020	USD	27,107,488	AUD	26,991,116	–	(116,372)
		33,640,432	DB	10/21/2020	USD	32,278,866	BRL	33,640,432	1,361,566	–
		44,984,166	DB	10/21/2020	USD	44,184,543	CAD	44,984,166	799,623	–
		4,837,863	BAML	12/18/2020	USD	4,823,349	CAD	4,837,863	14,514	–
		51,176,664	DB	10/21/2020	USD	50,506,604	CHF	51,176,664	670,060	–
		2,083,682	BAML	12/18/2020	USD	2,073,581	CHF	2,083,682	10,101	–
		1,946,696	DB	10/21/2020	USD	1,931,434	CLP	1,946,696	15,262	–
		34,858	DB	10/21/2020	USD	33,410	COP	34,858	1,448	–
		36,777,166	DB	10/21/2020	NOK	36,561,362	EUR	36,777,166	215,804	–
		7,540,737	DB	11/18/2020	NOK	7,534,891	EUR	7,540,737	5,846	–
		8,170,563	DB	10/21/2020	PLN	8,140,387	EUR	8,170,563	30,176	–
		874,750	DB	11/18/2020	PLN	868,508	EUR	874,750	6,242	–
		47,594,385	DB	10/21/2020	SEK	47,458,220	EUR	47,594,385	136,165	–
		29,745,613	DB	10/21/2020	USD	29,605,672	EUR	29,745,613	139,941	–
		55,080,876	BAML	12/18/2020	USD	55,104,820	EUR	55,080,876	–	(23,944)
		88,263,167	DB	10/21/2020	USD	85,933,765	GBP	88,263,167	2,329,402	–
		16,595,237	BAML	12/18/2020	USD	16,614,759	GBP	16,595,237	–	(19,522)
		10,170,188	DB	10/21/2020	USD	10,183,795	ILS	10,170,188	–	(13,607)
		2,292,801	DB	10/21/2020	USD	2,284,238	INR	2,292,801	8,563	–
		64,377,909	DB	10/21/2020	USD	64,349,335	JPY	64,377,909	28,574	–
		36,159,160	BAML	12/18/2020	USD	36,181,158	JPY	36,159,160	–	(21,998)
		2,011,987	DB	10/21/2020	USD	2,014,516	KRW	2,011,987	–	(2,529)
		33,247,403	DB	10/21/2020	USD	32,570,312	MXN	33,247,403	677,091	–
		814,346	BAML	12/18/2020	USD	793,446	MXN	814,346	20,900	–
		36,859,281	DB	10/21/2020	EUR	35,718,672	NOK	36,859,281	1,140,609	–
		609,677	DB	11/18/2020	EUR	619,078	NOK	609,677	–	(9,401)
		31,618,568	DB	10/21/2020	USD	30,842,934	NOK	31,618,568	775,634	–
		17,858,288	DB	10/21/2020	USD	17,597,256	NZD	17,858,288	261,032	–
		16,658,287	BAML	12/18/2020	USD	16,722,736	NZD	16,658,287	–	(64,449)
		8,192,471	DB	10/21/2020	EUR	8,017,596	PLN	8,192,471	174,875	–
		35,175	DB	11/18/2020	EUR	35,203	PLN	35,175	–	(28)
		12,238,780	DB	10/21/2020	USD	12,040,767	PLN	12,238,780	198,013	–
		40,599,571	DB	10/21/2020	USD	39,755,569	RUB	40,599,571	844,002	–
		4,802,840	DB	11/18/2020	USD	4,885,748	RUB	4,802,840	–	(82,908)
		62,907,719	DB	10/21/2020	EUR	61,739,792	SEK	62,907,719	1,167,927	–
		21,246,710	DB	10/21/2020	USD	21,157,323	SEK	21,246,710	89,387	–
		11,304,797	DB	10/21/2020	USD	11,347,788	SGD	11,304,797	–	(42,991)
		17,126,957	DB	10/21/2020	USD	17,175,735	ZAR	17,126,957	–	(48,778)
Total Sales Contracts						959,539,186		97,053,582	11,960,923	(466,527)
Net Forward Currency Contracts						$460,622,385		$461,205,782	$12,329,384	12,912,781
Net Unrealized Depreciation										$(583,397)

Counterparty Abbreviations:
BAML	Bank of America Merrill Lynch
DB	Deutsche Bank

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR	ILS	ISRAELI NEW SHEQEL	RUB	RUSSIAN RUBLE
BRL	BRAZILIAN REAL	INR	INDIAN RUPEE	SEK	SWEDISH KRONA
CAD	CANADIAN DOLLAR	JPY	JAPANESE YEN	SGD	SINGAPORE DOLLAR
CHF	SWISS FRANC	KRW	SOUTH KOREAN WON	USD	U.S. DOLLAR
CLP	CHILEAN PESO	MXN	MEXICAN PESO	ZAR	SOUTH AFRICAN RAND
COP	COLOMBIAN PESO	NOK	NORWEGIAN KRONE
EUR	EURO	NZD	NEW ZEALAND DOLLAR
GBP	BRITISH POUND	PLN	POLISH ZLOTY

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Futures Contracts
September 30, 2020 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
3 Mo Euro Euribor	1,177	Dec-21	$346,858,344	$346,864,484	$-	$(6,140)
90 Day Euro	37	Jun-21	9,232,425	9,233,796	-	(1,371)
90 Day Euro	249	Sep-21	62,131,725	62,132,905	-	(1,180)
90 Day Euro	2,419	Dec-21	603,480,025	603,373,126	106,899	-
90 Day Euro	101	Jun-22	25,191,925	25,200,174	-	(8,249)
90 Day Euro	189	Sep-22	47,136,600	47,151,457	-	(14,857)
90 Day Sterling	1,820	Dec-21	293,644,029	293,429,110	214,919	-
Aluminum - 90 Day Settlement (a)(b)	1	Oct-20	43,284	40,424	2,860	-
Aluminum - 90 Day Settlement (a)(b)	1	Nov-20	43,918	44,525	-	(607)
Aluminum - 90 Day Settlement (a)(b)	1	Dec-20	44,103	44,265	-	(162)
Aluminum (a)(b)	418	Dec-20	18,436,413	18,665,226	-	(228,813)
Amsterdam Exchange Index	49	Oct-20	6,291,735	6,335,097	-	(43,362)
Australian 10 Yr Bond	928	Dec-20	99,298,465	98,580,840	717,625	-
Australian 3 Yr Bond	329	Dec-20	27,642,810	27,569,698	73,112	-
Brent Crude (a)	58	Jan-21	2,479,500	2,478,728	772	-
Brent Crude (a)	19	Feb-21	819,280	819,902	-	(622)
Brent Crude (a)	73	Dec-20	3,087,900	3,088,426	-	(526)
Brent Crude (a)	9	Mar-21	391,140	392,041	-	(901)
Brent Crude (a)	6	Apr-21	262,680	262,637	43	-
Brent Crude (a)	4	May-21	176,360	176,925	-	(565)
British Pound	82	Dec-20	6,613,300	6,585,535	27,765	-
CAC 40 10 Euro Index	175	Oct-20	9,850,687	9,899,331	-	(48,644)
Canadian 10 Yr Bond	907	Dec-20	103,407,060	103,268,526	138,534	-
Canadian Dollar	18	Dec-20	1,352,340	1,348,670	3,670	-
CBOE Volatility Index	4	Jan-21	119,500	116,557	2,943	-
CBOE Volatility Index	18	Nov-20	591,750	592,232	-	(482)
CBOE Volatility Index	6	Dec-20	185,550	183,786	1,764	-
Cocoa (ICE) (a)	33	Dec-20	764,768	800,463	-	(35,695)
Coffee (a)	31	Dec-20	1,289,794	1,280,363	9,431	-
Copper - 90 Day Settlement (a)(b)	1	Oct-20	166,846	162,690	4,156	-
Copper - 90 Day Settlement (a)(b)	1	Nov-20	166,878	160,173	6,705	-
Copper - 90 Day Settlement (a)(b)	1	Nov-20	166,890	162,090	4,800	-
Copper - 90 Day Settlement (a)(b)	1	Nov-20	166,913	160,530	6,383	-
Copper - 90 Day Settlement (a)(b)	1	Nov-20	166,888	161,064	5,824	-
Copper (a)(b)	221	Dec-20	36,877,994	35,915,191	962,803	-
Copper (COMEX) (a)	101	Dec-20	7,657,063	7,540,797	116,266	-
Corn (a)	200	Dec-20	3,790,000	3,646,281	143,719	-
Cotton No.2 (a)	112	Dec-20	3,684,240	3,590,280	93,960	-
DAX Index	63	Dec-20	23,597,947	23,506,947	91,000	-
Dow Jones Industrial Average Mini E-Cbot Index	213	Dec-20	29,462,160	29,471,851	-	(9,691)
Euro	254	Dec-20	37,260,213	37,246,486	13,727	-
Euro-Bobl	2,194	Dec-20	347,707,244	347,653,240	54,004	-
Euro-BTP	303	Dec-20	52,428,438	51,762,419	666,019	-
Euro-Bund	1,054	Dec-20	215,666,456	215,253,339	413,117	-
Euro-Buxl 30 Yr Bond	70	Dec-20	18,275,786	18,158,036	117,750	-
Euro-OAT	408	Dec-20	80,627,969	80,394,319	233,650	-
Euro-Schatz	1,484	Dec-20	195,376,255	195,373,050	3,205	-
Euro-Stoxx 50 Index	1,174	Dec-20	43,964,266	44,807,578	-	(843,312)
FTSE 100 Index	237	Dec-20	17,864,145	18,025,511	-	(161,366)
FTSE China A50 Index	199	Oct-20	3,008,880	3,019,985	-	(11,105)
FTSE MIB Index	50	Dec-20	5,558,910	5,546,741	12,169	-
FTSE/JSE Top 40 Index	61	Dec-20	1,834,807	1,841,453	-	(6,646)
Gasoline RBOB (a)	97	Nov-20	4,813,838	4,660,090	153,748	-
Gasoline RBOB (a)	11	Dec-20	538,322	530,773	7,549	-
Gold (a)	133	Dec-20	25,210,150	24,956,041	254,109	-
Hang Seng Index	52	Oct-20	7,860,337	7,887,363	-	(27,026)
Heating Oil (a)	16	Nov-20	774,278	770,892	3,386	-
H-Shares Index	118	Oct-20	7,140,857	7,143,236	-	(2,379)
IBEX 35 Index	21	Oct-20	1,657,131	1,645,330	11,801	-
Japanese 10 Yr Bond	52	Dec-20	74,998,530	74,904,192	94,338	-
Japanese Yen	2	Dec-20	237,188	236,978	210	-
Lead - 90 Day Settlement (a)(b)	1	Dec-20	45,517	48,517	-	(3,000)
Lead (a)(b)	9	Dec-20	410,006	436,249	-	(26,243)
Long Gilt	852	Dec-20	149,637,049	149,685,829	-	(48,780)
MSCI EAFE Index	57	Dec-20	5,281,620	5,232,908	48,712	-
MSCI Emerging Markets Index	297	Dec-20	16,164,225	16,064,657	99,568	-
MSCI Taiwan Index	84	Oct-20	4,141,200	4,119,117	22,083	-
Nasdaq 100 E-Mini Index	126	Dec-20	28,746,270	28,583,876	162,394	-
Nickel - 90 Day Settlement (a)(b)	1	Oct-20	86,880	77,603	9,277	-
Nickel - 90 Day Settlement (a)(b)	1	Nov-20	86,961	83,786	3,175	-
Nickel - 90 Day Settlement (a)(b)	2	Nov-20	173,929	174,707	-	(778)
Nickel - 90 Day Settlement (a)(b)	1	Nov-20	86,968	86,275	693	-
Nickel - 90 Day Settlement (a)(b)	1	Nov-20	86,984	85,749	1,235	-
Nickel - 90 Day Settlement (a)(b)	1	Nov-20	86,995	86,086	909	-
Nickel - 90 Day Settlement (a)(b)	1	Dec-20	87,090	91,609	-	(4,519)
Nickel - 90 Day Settlement (a)(b)	1	Dec-20	87,084	89,313	-	(2,229)
Nickel - 90 Day Settlement (a)(b)	1	Dec-20	87,078	88,323	-	(1,245)
Nickel (a)(b)	30	Dec-20	2,612,700	2,656,024	-	(43,324)
Nikkei 225 Index (OSE)	176	Dec-20	38,699,474	38,535,117	164,357	-
Nikkei 225 Index (SGX)	12	Dec-20	1,320,154	1,333,586	-	(13,432)
OMX Stockholm 30 Index	249	Oct-20	5,091,435	4,980,237	111,198	-
Platinum (a)	3	Jan-21	136,380	135,535	845	-
Russell 2000 Mini Index	314	Dec-20	23,619,080	23,502,450	116,630	-
S&P 500 E-Mini Index	207	Dec-20	34,693,200	34,534,693	158,507	-
S&P MidCap 400 E-Mini Index	17	Dec-20	3,155,030	3,107,346	47,684	-
S&P/TSX 60 Index	23	Dec-20	3,321,618	3,312,953	8,665	-
Silver (a)	68	Dec-20	7,987,960	8,712,852	-	(724,892)
Soybean (a)	451	Nov-20	23,079,925	22,776,405	303,520	-
Soybean Meal (a)	121	Dec-20	4,147,880	4,124,539	23,341	-
Soybean Oil (a)	127	Dec-20	2,524,506	2,499,483	25,023	-
Sugar (a)	340	Mar-21	5,144,608	5,041,310	103,298	-
Tokyo Price Index	165	Dec-20	25,430,949	25,132,159	298,790	-
TWSE Capitalization Weighted Stock Index	66	Oct-20	5,684,814	5,599,514	85,300	-
U.S. 10 Yr Note	1,175	Dec-20	163,949,219	163,740,181	209,038	-
U.S. 2 Yr Note	1,828	Dec-20	403,916,596	403,773,889	142,707	-
U.S. 5 Yr Note	1,958	Dec-20	246,769,188	246,685,360	83,828	-
U.S. Long Bond	513	Dec-20	90,432,281	90,644,664	-	(212,383)
U.S. Ultra Bond	48	Dec-20	10,647,000	10,707,987	-	(60,987)
Wheat (a)	24	Dec-20	693,600	664,365	29,235	-
Zinc - 90 Day Settlement (a)(b)	1	Oct-20	59,700	51,149	8,551	-
Zinc - 90 Day Settlement (a)(b)	1	Oct-20	59,785	54,992	4,793	-
Zinc (a)(b)	152	Dec-20	9,128,550	8,967,890	160,660	-
Total Purchase Contracts					7,208,751	(2,595,513)

Sale Contracts:
10 Yr Mini JGB	(18)	Dec-20	$2,596,103	$2,594,945	$-	$(1,158)
90 Day Euro	(65)	Dec-21	16,215,875	16,213,551	-	(2,324)
90 Day Euro	(29)	Mar-22	7,234,050	7,234,818	768	-
90 Day Euro	(58)	Dec-22	14,461,575	14,462,441	866	-
Aluminum - 90 Day Settlement (a)(b)	(1)	Oct-20	43,284	40,686	-	(2,598)
Aluminum - 90 Day Settlement (a)(b)	(1)	Nov-20	43,919	44,560	641	-
Aluminum - 90 Day Settlement (a)(b)	(1)	Dec-20	44,103	43,939	-	(164)
Aluminum (a)(b)	(244)	Dec-20	10,761,925	10,778,541	16,616	-
Australian Dollar	(238)	Dec-20	17,047,940	16,797,328	-	(250,612)
Bovespa Index	(40)	Oct-20	673,709	674,863	1,154	-
Brent Crude (a)	(192)	Dec-20	8,121,600	7,896,365	-	(225,235)
CAC 40 10 Euro Index	(11)	Oct-20	619,186	624,941	5,755	-
CBOE Volatility Index	(72)	Oct-20	2,187,000	2,225,529	38,529	-
Cocoa (NYBOT) (a)	(18)	Dec-20	458,280	472,246	13,966	-
Coffee (a)	(18)	Dec-20	748,913	754,373	5,460	-
Copper - 90 Day Settlement (a)(b)	(1)	Oct-20	166,846	163,026	-	(3,820)
Copper - 90 Day Settlement (a)(b)	(1)	Nov-20	166,877	160,479	-	(6,398)
Copper - 90 Day Settlement (a)(b)	(1)	Nov-20	166,889	162,402	-	(4,487)
Copper - 90 Day Settlement (a)(b)	(1)	Nov-20	166,912	160,587	-	(6,325)
Copper - 90 Day Settlement (a)(b)	(1)	Nov-20	166,888	162,262	-	(4,626)
Copper (a)(b)	(88)	Dec-20	14,684,450	14,489,503	-	(194,947)
Corn (a)	(615)	Dec-20	11,654,250	10,531,157	-	(1,123,093)
Dollar	(29)	Dec-20	2,723,883	2,703,660	-	(20,223)
FTSE 100 Index	(356)	Dec-20	26,833,906	26,869,491	35,585	-
Gasoline RBOB (a)	(2)	Jan-21	97,717	98,453	736	-
Gasoline RBOB (a)	(3)	Feb-21	147,848	148,234	386	-
Gold (a)	(18)	Dec-20	3,411,900	3,388,101	-	(23,799)
Hang Seng Index	(276)	Oct-20	41,720,248	41,574,367	-	(145,881)
Hard Red Wheat (a)	(275)	Dec-20	7,009,063	6,003,643	-	(1,005,420)
Heating Oil (a)	(245)	Nov-20	11,856,138	11,604,929	-	(251,209)
Heating Oil (a)	(3)	Jan-21	148,793	147,163	-	(1,630)
Heating Oil (a)	(2)	Feb-21	100,380	99,024	-	(1,356)
Heating Oil (a)	(20)	Dec-20	979,020	967,306	-	(11,714)
Japanese 10 Yr Bond	(89)	Dec-20	128,362,869	128,194,711	-	(168,158)
Lead - 90 Day Settlement (a)(b)	(1)	Dec-20	45,517	47,613	2,096	-
Lead (a)(b)	(10)	Dec-20	455,563	479,532	23,969	-
Lean Hogs (a)	(11)	Dec-20	277,640	280,275	2,635	-
Live Cattle (a)	(20)	Dec-20	898,800	895,795	-	(3,005)
Long Gilt	(11)	Dec-20	1,931,934	1,929,302	-	(2,632)
Low Sulphur Gasoil (a)	(367)	Nov-20	12,248,625	12,127,072	-	(121,553)
Low Sulphur Gasoil (a)	(5)	Dec-20	169,000	225,923	56,923	-
Natural Gas (a)	(737)	Nov-20	18,623,990	19,261,370	637,380	-
Natural Gas (a)	(34)	Dec-20	1,059,780	1,054,823	-	(4,957)
Natural Gas (a)	(47)	Jan-21	1,535,490	1,536,561	1,071	-
Natural Gas (a)	(42)	Feb-21	1,352,820	1,370,499	17,679	-
Natural Gas (a)	(12)	Mar-21	371,880	378,100	6,220	-
Nickel - 90 Day Settlement (a)(b)	(1)	Oct-20	86,880	77,564	-	(9,316)
Nickel - 90 Day Settlement (a)(b)	(1)	Nov-20	86,960	84,327	-	(2,633)
Nickel - 90 Day Settlement (a)(b)	(2)	Nov-20	173,929	171,416	-	(2,513)
Nickel - 90 Day Settlement (a)(b)	(1)	Nov-20	86,968	86,261	-	(707)
Nickel - 90 Day Settlement (a)(b)	(1)	Nov-20	86,984	85,680	-	(1,304)
Nickel - 90 Day Settlement (a)(b)	(1)	Nov-20	86,995	85,750	-	(1,245)
Nickel - 90 Day Settlement (a)(b)	(1)	Dec-20	87,090	91,206	4,116	-
Nickel - 90 Day Settlement (a)(b)	(1)	Dec-20	87,084	90,290	3,206	-
Nickel - 90 Day Settlement (a)(b)	(1)	Dec-20	87,078	88,273	1,195	-
Nickel (a)(b)	(25)	Dec-20	2,177,250	2,210,993	33,743	-
SET 50 Index	(285)	Dec-20	1,400,558	1,413,592	13,034	-
SGX Nifty 50 Index	(38)	Oct-20	855,304	842,588	-	(12,716)
Silver (a)	(15)	Dec-20	1,762,050	1,779,116	17,066	-
Soybean Meal (a)	(47)	Dec-20	1,611,160	1,422,068	-	(189,092)
Soybean Oil (a)	(22)	Dec-20	437,316	433,705	-	(3,611)
SPI 200 Index	(8)	Dec-20	831,137	831,325	188	-
Swiss Franc	(4)	Dec-20	543,850	543,455	-	(395)
U.S. Long Bond	(13)	Dec-20	2,291,656	2,292,793	1,137	-
Wheat (a)	(129)	Dec-20	3,728,100	3,375,727	-	(352,373)
WTI Crude (a)	(220)	Nov-20	8,848,400	8,461,514	-	(386,886)
WTI Crude (a)	(29)	Dec-20	1,173,630	1,170,791	-	(2,839)
WTI Crude (a)	(11)	Jan-21	448,690	449,091	401	-
WTI Crude (a)	(6)	Feb-21	246,780	246,790	10	-
WTI Crude (a)	(4)	Mar-21	165,880	165,743	-	(137)
WTI Crude (a)	(2)	Apr-21	83,560	84,377	817	-
Zinc - 90 Day Settlement (a)(b)	(1)	Oct-20	59,700	51,608	-	(8,092)
Zinc - 90 Day Settlement (a)(b)	(1)	Oct-20	59,785	54,613	-	(5,172)
Zinc (a)(b)	(28)	Dec-20	1,681,575	1,703,376	21,801	-
Total Sale Contracts					965,149	(4,566,355)
Total Futures Contracts					$8,173,900	$(7,161,868)
Net Unrealized Appreciation					$1,012,032

(a)	Contract held by LCMFS Fund Limited.
(b)	London Metal Exchange (''LME'') futures contracts settle on their respective maturity date.

COMEX	Commodity Exchange, Inc.
ICE	Intercontinental Exchange
NYBOT	New York Board of Trade
OSE	Osaka Securities Exchange
SGX	Singapore Exchange Limited

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2020 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Options contracts are stated at fair value based on closing bid and ask option quotations or valued based on the daily price reported from the counterparty, and are generally categorized as Level 1 or Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of September 30, 2020:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$114,186,769	$-	$114,186,769
Corporate Bonds	-	271,518,556	-	271,518,556
Mortgage Backed Securities	-	138,634,524	-	138,634,524
Municipal Bonds	-	19,877,750	-	19,877,750
U.S. Government Agency Issues	-	108,774,129	-	108,774,129
U.S. Government Notes	-	306,185,627	-	306,185,627
Short Term Investment	31,416,941	-	-	31,416,941
Total Investments	$31,416,941	$959,177,355	$-	$990,594,296

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$(12,097,793)	$-	$(12,097,793)
Sale	-	11,514,396	-	11,514,396
Total Forward Currency Contracts	-	(583,397)	-	(583,397)
Futures Contracts
Long	4,613,238	-	-	4,613,238
Short	(3,601,206)	-	-	(3,601,206)
Total Futures Contracts	1,012,032	-	-	1,012,032
Total Other Financial Instruments	$1,012,032	$(583,397)	$-	$428,635

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) at September 30, 2020.

The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.